Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Other Intangible Assets
Intangible assets from acquired businesses are recognized at their estimated fair values at the date of acquisition and consist of trademarks, customer relationships and other intangible assets. Finite-lived intangibles are amortized to expense over the applicable useful lives, ranging from 2 to 13 years, based on the nature of the asset and the underlying pattern of economic benefit as reflected by future net cash inflows. The Company performs an impairment test of intangibles annually, or whenever events or changes in circumstances indicate their carrying value may be impaired.
Indefinite-Lived Intangible Assets
The following are the changes in the carrying value of indefinite-lived intangible assets for the year ended 31 March 2019:

(Millions of US dollars)	Goodwill[1]	Trade names[2]	Other[3]
Balance - 31 March 2018	$4.9	$—	$7.4
Acquired during the period	220.0	126.8	—
Impairment	(4.6)	—	—
Foreign exchange impact	(19.2)	(10.7)	—
Balance - 31 March 2019	$201.1	$116.1	$7.4
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1
At 31 March 2019, Goodwill of US$200.8 million and US$0.3 million was included in the Europe Building Products segment and Asia Pacific Fiber Cement segment, respectively. At 31 March 2018, Goodwill of US$4.6 million and US$0.3 million was included in the Other Businesses segment and the Asia Pacific Fiber Cement segment, respectively. During the year ended 31 March 2019, the Company recorded a US$4.6 million goodwill impairment charge in the Other Businesses segment due to the Company's decision to cease production of its fiberglass windows business. The Company did not record any goodwill impairment charges for the years ended 31 March 2018 and 2017.

2	Trade names are included in the Europe Building Products segment at 31 March 2019.

3	Other indefinite-lived intangible assets are included in the North America Fiber Cement segment at 31 March 2019 and 2018.
Amortizable Intangible Assets
The following are the changes in the carrying value of amortizable intangible assets primarily held in the Europe Building Products segment for the year ended 31 March 2019:

(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships:
Balance - 31 March 2018	$—	$—	$—
Acquired during the period	57.8	—	57.8
Amortization	—	(4.8)	(4.8)
Foreign exchange impact	(5.8)	0.5	(5.3)
Balance - 31 March 2019	$52.0	$(4.3)	$47.7

(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization and Impairment	Net Carrying Amount
Other intangibles:
Balance - 31 March 2018	$9.7	$(4.8)	$4.9
Acquired during the period	2.4	—	2.4
Amortization	—	(1.3)	(1.3)
Impairment	—	(2.6)	(2.6)
Foreign exchange impact	(0.3)	0.1	(0.2)
Balance - 31 March 2019	$11.8	$(8.6)	$3.2

The amortization of intangible assets was US$6.1 million, US$0.9 million and US$0.8 million for the years ended 31 March 2019, 2018 and 2017, respectively.
During the year ended 31 March 2019, the Company recorded total impairment charges on amortizable intangible assets of US$2.6 million. An impairment charge of US$2.2 million was recorded to the intangible assets associated with the Other Businesses segment due to the Company's decision to cease production of its fiberglass windows business in the second quarter of fiscal year 2019. Also, the Company made the decision to exit its MCT product line, and as such, recorded an impairment charge in the North America Fiber Cement segment of US$0.4 million on intangible assets associated with this product line. The Company did not record any intangible asset impairment charges for the years ended 31 March 2018 and 2017.
At 31 March 2019 and 2018, the weighted-average remaining useful life of the Company's amortizable intangible assets is as follows:

(In Years)	31 March 2019	31 March 2018
Customer Relationships	12.0	—
Other Intangibles	7.5	6.1
Total	11.7	6.1

At 31 March 2019, the estimated future amortization of intangible assets is as follows:

Years ended 31 March (Millions of US dollars):
2020	$3.2
2021	2.8
2022	3.6
2023	4.4
2024	4.7